Commitments (Detail Textuals) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Lease expiration date	Dec. 31, 2015		Dec. 31, 2015
Rent expense	$ 114,928	$ 107,491	$ 146,897	$ 123,978
Original amount of security deposit held by the landlord under the lease			12,154
Amended amount of security deposit held by the landlord under the lease			29,300
Lease description	Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013
Office Building [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Rent expense	$ 35,880
Lease description	Oman from an unaffiliated third party under a one year prepaid lease commenced in January 2014 .